Description of Business, Basis of Presentation and Significant Accounting Policies (Anti-dilutive Shares Issuable) (Details) - shares shares in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Anti-dilutive shares issuable [Line Items]
Anti-dilutive shares issuable	12.9	19.1	9.5
Conversion of Notes
Anti-dilutive shares issuable [Line Items]
Anti-dilutive shares issuable	0.0	5.2	4.0
Share Purchase Options
Anti-dilutive shares issuable [Line Items]
Anti-dilutive shares issuable	11.5	12.1	4.7
Restricted Share Units (RSUs)
Anti-dilutive shares issuable [Line Items]
Anti-dilutive shares issuable	0.2	0.6	0.2
Other Issuable Shares
Anti-dilutive shares issuable [Line Items]
Anti-dilutive shares issuable	1.2	1.2	0.6